Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Quarterly Financial Information

The following tables present select unaudited quarterly financial information (in millions):

	2012 Quarterly Periods
	First	Second	Third	Fourth
Net sales	$1,033.3	$1,022.8	$1,029.2	$1,044.1
Gross profit	302.5	291.7	286.4	286.8
Operating income	70.9	63.7	59.7	57.7
Interest expense, net	(48.3)	(49.2)	(55.0)	(47.0)
Other income (expense), net	(23.1)	43.0	(13.0)	(22.0)
Loss on extinguishment of long-term debt	—	—	(4.2)	(21.3)
(Loss) income before income taxes	(0.5)	57.5	(12.5)	(32.6)
Net (loss) income	(1.5)	34.6	(8.2)	(21.1)

	2011 Quarterly Periods
	First	Second	Third	Fourth
Net sales	$991.2	$1,042.1	$1,066.0	$1,061.8
Gross profit	284.8	293.7	302.0	299.0
Operating income	64.7	63.9	65.3	72.0
Interest expense, net	(47.5)	(51.9)	(50.9)	(49.3)
Other income (expense), net	(48.7)	(14.3)	51.6	33.2
(Loss) income before income taxes	(31.5)	(2.3)	66.0	55.9
Net (loss) income	(26.6)	(8.6)	54.6	38.3